THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                          MOODY'S/S&P
     PRINCIPAL                                                               RATING
      AMOUNT+                        SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
-------------------    -------------------------------------------------  ------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (20.2%)
FINANCIAL SERVICES (20.2%)
$           931,001    Aegis Auto Receivables Trust, Sequential Payer,
                         Series 1996-3, Class A, Callable, (144A), 8.80%
                         due 03/20/02(r)................................     NR/NR       $     727,636
          1,750,000    BCF L.L.C., Series 1997-CI, Class E, (144A),
                         8.48% due 10/25/26.............................     NR/NR           1,723,750
          1,984,377    Chase Commercial Mortgage Securities Corp.,
                         Subordinated Bond, Series 1997-1, Class E,
                         Callable, 7.37% due 12/19/07...................    NR/BBB-          2,019,414
         23,500,306    CS First Boston Mortgage Securities Corp, Remic:
                         I/O, CSTR, Series 1997-2, Class X, Callable,
                         (144A), 1.21% due 06/25/20.....................     NR/AAA          1,064,858
          1,000,000    DLJ Mortgage Acceptance Corp, Series DRRE-1A,
                         (144A), 8.25% due 07/25/27.....................     NR/NR           1,031,875
          2,000,000    First Chicago/Lennar Trust, Series 1997-CHL1,
                         Class D, Collateral Strip Interest, Callable,
                         (144A), 8.12% due 05/29/08.....................     NR/NR           2,021,250
          1,000,000    Green Tree Financial Corp., Subordinated Bond,
                         Series 1997-4, Class B1, Callable, 7.23% due
                         02/15/29.......................................   Baa1/BBB+         1,012,656
            649,142    Home Mac Mortgage Securities Corp., Series
                         1985-1, secured by GNMA, Pre-refunded, 11.375%
                         due 08/01/15...................................     NR/NR             688,497
          1,724,621    Merrill Lynch Mortgage Investors, Inc.,
                         Subordinated Bond, CSTR, Series 1995-C2, Class
                         E, Callable, 8.19% due 06/15/21................     Ba3/NR          1,732,166
          2,000,000    Merrill Lynch Mortgage Investors, Inc.,
                         Subordinated Bond, Series 1997-C1, Class F,
                         Callable, 7.12% due 06/18/29...................     NR/BB           1,866,562
          2,000,000    Morgan Stanley Capital I, Subordinated Bond,
                         Series 1997-C1, Class F, Callable, (144A),
                         6.85% due 02/15/20.............................     Ba2/NR          1,803,750
          1,570,000    Morgan Stanley Capital I, Subordinated Bond,
                         Series 1997-HF1, Class G, Callable, (144A),
                         6.86% due 05/15/11.............................     NR/NR           1,379,637
          1,000,000    Morgan Stanley Capital I, Subordinated Bond,
                         Series 1997-XL1, Class G, Callable, (144A),
                         7.695% due 10/03/30............................     Ba3/BB            981,562
            435,000    Morgan Stanley Capital, Inc., Subordinated Bond,
                         Series 1997-HF1, Class F, Callable, (144A),
                         6.86% due 02/15/10.............................     NR/NR             397,209
            250,000    Niantic Bay Fuel Trust, 9.02% due 06/05/98.......     NR/NR             245,625
            319,050    Salomon Brothers Mortgage Securities V, Inc.,
                         Series 1985-1, secured by GNMA, Pre-refunded,
                         12.00% due 04/01/15............................     NR/NR             337,196
            205,800    Salomon Brothers Mortgage Securities V, Inc.,
                         Series 1985-2, secured by GNMA, Pre-refunded,
                         12.00% due 05/01/15............................     NR/NR             213,389
            987,441    Structured Asset Securities Corp., Subordinated
                         Bond, Series 1997-C1, Class E, FRB, Callable,
                         (144A), 6.56% due 08/25/00.....................     NR/NR             987,441
                                                                                         -------------
                           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND
                             ASSET BACKED SECURITIES (COST
                             $19,801,802)...............................                    20,234,473
                                                                                         -------------

CONVERTIBLE BONDS (0.1%)
RETAIL (0.1%)
            150,000    Corporate Express Inc., Callable 07/01/99, 4.50%
                         due 07/01/00 (cost $127,217)...................      B3/B             133,688
                                                                                         -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                          MOODY'S/S&P
     PRINCIPAL                                                               RATING
      AMOUNT+                        SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
-------------------    -------------------------------------------------  ------------   -------------
CORPORATE OBLIGATIONS (28.4%)
AEROSPACE (1.1%)
$           500,000    K & F Industries, Inc., Callable 10/15/02,
                         (144A), 9.25% due 10/15/07.....................     B3/B-       $     506,250
            500,000    Northrop Grumman Corp., Callable 10/15/04, 9.375%
                         due 10/15/24(s)................................   Baa3/BBB-           584,905
                                                                                         -------------
                                                                                             1,091,155
                                                                                         -------------
AUTOMOTIVE SUPPLIES (0.7%)
            300,000    Exide Corp., Callable 04/15/00, 10.00% due
                         04/15/05.......................................     B1/NR             308,250
            400,000    Hayes Lemmerz International, Inc., Callable
                         07/15/02, (144A), 9.125% due 07/15/07..........     B3/NR             408,000
                                                                                         -------------
                                                                                               716,250
                                                                                         -------------
BANKING (0.5%)
            500,000    Mellon Capital I, Series A, Callable 12/01/06,
                         7.72% due 12/01/26(s)..........................    A2/BBB+            510,445
                                                                                         -------------
BROADCASTING & PUBLISHING (3.1%)
            400,000    Cablevision Systems Corp., 10.50% due 05/15/16...     B1/BB-            444,000
            500,000    Capstar Broadcasting Partners, Callable 07/01/02,
                         9.25% due 07/01/07.............................     B2/B-             506,250
            400,000    Chancellor Media Corp., Callable 6/15/02, (144A),
                         8.75% due 06/15/07.............................     B3/B-             405,000
            700,000    Fox Kids Worldwide, Inc., Callable 11/01/02,
                         (144A),
                         9.25% due 11/01/07.............................      B1/B             677,250
            500,000    Lenfest Communications Inc., 10.50% due
                         06/15/06.......................................     B2/BB-            552,500
            500,000    TCI Communications Inc., 7.875% due
                         02/15/26(s)....................................    Ba1/BBB-           513,960
                                                                                         -------------
                                                                                             3,098,960
                                                                                         -------------
BUILDING MATERIALS (0.4%)
            400,000    USG Corp., 8.50% due 08/01/05....................    Ba1/BB+            429,000
                                                                                         -------------
ELECTRIC (1.2%)
            500,000    Calpine Corp., Callable 07/15/02, (144A), 8.75%
                         due 07/15/07...................................    Ba3/BB-            501,250
            400,000    Connecticut Light & Power Co., Series C,
                         Callable, 7.75% due 06/01/02...................     NR/BB+            410,376
            300,000    Niagara Mohawk Power Corp., 8.00% due 06/01/04...    Ba3/BB+            316,590
                                                                                         -------------
                                                                                             1,228,216
                                                                                         -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                          MOODY'S/S&P
     PRINCIPAL                                                               RATING
      AMOUNT+                        SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
-------------------    -------------------------------------------------  ------------   -------------
ELECTRONICS (0.5%)
$           120,982    LG Electronics Inc./Zenith Electronics Corp.
                         (Mexican Tranche),
                         9.09% due 04/02/07(r)..........................     NR/NR       $     122,429
            371,685    LG Electronics Inc./Zenith Electronics Corp.
                         (U.S. Tranche),
                         9.06% due 04/02/07(r)..........................     NR/NR             375,785
                                                                                         -------------
                                                                                               498,214
                                                                                         -------------
ENTERTAINMENT, LEISURE & MEDIA (2.6%)
            500,000    Fox/Liberty Networks LLC, Callable 08/15/02,
                         (144A),
                         8.875% due 08/15/07(s).........................      B1/B             500,000
            400,000    Jacor Communications Co., Callable 06/15/02,
                         (144A),
                         8.75% due 06/15/07.............................      B2/B             403,000
            175,000    Jacor Communications Co., Callable 12/15/01,
                         9.75% due 12/15/06.............................      B2/B             189,437
            300,000    Lamar Advertising Co., Callable 09/15/02, (144A),
                         8.625% due 09/15/07............................      B1/B             302,250
            500,000    News America Holdings, Inc., 7.75% due
                         01/20/24.......................................    Baa3/BBB           501,455
            400,000    Outdoor Systems, Inc., Callable 06/15/02, 8.875%
                         due 06/15/07...................................      B1/B             413,000
            300,000    Time Warner Inc., 7.57% due 02/01/24(s)..........    Ba1/BBB-           302,973
                                                                                         -------------
                                                                                             2,612,115
                                                                                         -------------
FINANCIAL SERVICES (2.1%)
            500,000    BankBoston Capital Trust II, Series B, Callable
                         12/15/06,
                         7.75% due 12/15/26(s)..........................     Aa/BBB            506,835
            500,000    First Union Institutional Capital I, Callable
                         12/01/06,
                         8.04% due 12/01/26(s)..........................    A1/BBB+            537,980
            500,000    Sun World International, Inc., Callable 04/15/01,
                         (144A),
                         11.25% due 04/15/04............................      B2/B             536,250
            500,000    Termoemcali Funding Corp., Callable 06/15/07,
                         Sinking Fund, (144A), 10.125% due 12/15/14.....    NR/BBB-            528,520
                                                                                         -------------
                                                                                             2,109,585
                                                                                         -------------
GAS EXPLORATION (0.5%)
            500,000    Phillips 66 Capital Trust II, Callable 01/15/07,
                         8.00% due 01/15/37.............................   Baa1/BBB+           532,135
                                                                                         -------------
HEALTH & PERSONAL CARE (0.4%)
            400,000    Playtex Products, Inc., Series B, Callable
                         07/15/01,
                         8.875% due 07/15/04............................     B1/B+             401,000
                                                                                         -------------
HEALTH SERVICES (1.9%)
            500,000    Genesis Health Ventures, Inc., Callable 06/15/00,
                         9.75% due 06/15/05.............................     B2/B-             518,750
            300,000    Mariner Health Group, Inc., Series B, Callable
                         04/01/01,
                         9.50% due 04/01/06.............................      B2/B             310,500

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                          MOODY'S/S&P
     PRINCIPAL                                                               RATING
      AMOUNT+                        SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
-------------------    -------------------------------------------------  ------------   -------------
HEALTH SERVICES (CONTINUED)
$           250,000    Tenet Healthcare Corp., Callable 01/15/02, 8.625%
                         due 01/15/07(s)................................     Ba3/B+      $     267,205
            250,000    Tenet Healthcare Corp., Callable 03/01/00,
                         10.125% due 03/01/05(s)........................     Ba3/B+            274,375
            500,000    Vencor Inc., Callable 07/15/02, (144A), 8.625%
                         due 07/15/07...................................      B1/B             488,750
                                                                                         -------------
                                                                                             1,859,580
                                                                                         -------------
MEDICAL SUPPLIES (0.5%)
            500,000    Sunrise Medical, Inc., 7.09% due 10/28/04(r).....     NR/NR             500,785
                                                                                         -------------
METALS & MINING (1.1%)
            500,000    Oregon Steel Mills, Inc., Callable 06/15/00,
                         11.00% due 06/15/03............................     B1/BB             548,750
            400,000    Ryerson Tull, Inc., Callable, 8.50% due
                         07/15/01.......................................     Ba1/BB            414,500
            100,000    Ryerson Tull, Inc., Callable, 9.125% due
                         07/15/06.......................................     Ba1/BB            107,000
                                                                                         -------------
                                                                                             1,070,250
                                                                                         -------------
NATURAL GAS (1.0%)
            500,000    Lasmo (USA) Inc., 7.50% due 06/30/06(s)..........    Baa2/BBB           531,040
            500,000    Lomak Petroleum Inc., Callable 01/15/02, 8.75%
                         due 01/15/07...................................      B1/B             502,500
                                                                                         -------------
                                                                                             1,033,540
                                                                                         -------------
OIL-PRODUCTION (1.1%)
            500,000    Ocean Energy, Inc., Series B, Callable 07/15/02,
                         8.875% due 07/15/07(s).........................     B3/B-             516,250
            500,000    Plains Resources Inc., Series B, Callable
                         03/15/01,
                         10.25% due 03/15/06............................      B2/B             536,250
                                                                                         -------------
                                                                                             1,052,500
                                                                                         -------------
OIL-SERVICES (0.5%)
            500,000    Oil Purchase Co., Sinking Fund, (144A), 7.10% due
                         04/30/02.......................................    Baa3/BBB           499,375
                                                                                         -------------
PACKAGING & CONTAINERS (0.9%)
            400,000    Riverwood International Corp., Callable 08/01/02,
                         (144A),
                         10.625% due 08/01/07...........................     B3/B-             419,000
            100,000    Stone Container Corp., Callable 02/01/99, 9.875%
                         due 02/01/01...................................      B2/B             101,625
            100,000    Stone Container Corp., Callable 10/01/99, 10.75%
                         due 10/01/02...................................     B1/B+             106,750
            300,000    Stone Container Corp., Series B, Callable
                         12/05/97,
                         12.25% due 04/01/02............................     B3/B-             310,500
                                                                                         -------------
                                                                                               937,875
                                                                                         -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                          MOODY'S/S&P
     PRINCIPAL                                                               RATING
      AMOUNT+                        SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
-------------------    -------------------------------------------------  ------------   -------------
POLLUTION CONTROL (0.2%)
$           200,000    Allied Waste North America, Inc., Callable
                         12/01/01,
                         10.25% due 12/01/06............................     B2/B+       $     217,500
                                                                                         -------------
RAILROADS (0.5%)
            500,000    Norfolk Southern Corp., 7.80% due 05/15/27.......   Baa1/BBB+           548,380
                                                                                         -------------
REAL ESTATE (1.0%)
          1,000,000    Crescent Real Estate Equities Co., (144A), 7.125%
                         due 09/15/07...................................    Baa3/NR          1,008,300
                                                                                         -------------
RETAIL (1.3%)
            492,772    Circuit City Stores, Inc., (144A), 7.96% due
                         12/01/18(r)....................................     NR/NR             469,183
            400,000    Nine West Group, Inc. (144A), 8.375% due
                         08/15/05.......................................     Ba2/BB            409,000
            400,000    Proffitt's, Inc., Series B, 8.125% due
                         05/15/04.......................................     Ba2/BB            405,500
                                                                                         -------------
                                                                                             1,283,683
                                                                                         -------------
TELECOMMUNICATION SERVICES (1.6%)
            200,000    Brooks Fiber Properties, Inc., Callable 6/1/02,
                         10.00% due 06/01/07............................     NR/NR             226,500
            250,000    McLeodUSA, Inc., Callable 07/15/02, (144A), 9.25%
                         due 07/15/07...................................      B3/B             255,625
            400,000    Paging Network Inc., Callable 10/15/01, 10.00%
                         due 10/15/08...................................      B2/B             409,000
            500,000    RCN Corp., Callable 10/15/02, (144A), 10.00% due
                         10/15/07.......................................     B3/NR             496,250
            215,000    Teleport Communications Group, Inc., Callable
                         07/01/01,
                         0.00% due 07/01/07{*}..........................     B1/B+             168,237
                                                                                         -------------
                                                                                             1,555,612
                                                                                         -------------
TELECOMMUNICATIONS (1.5%)
            400,000    Comcast Corp., 10.625% due 07/15/12(s)...........    Ba3/BB+            490,000
            300,000    Intermedia Communications, Inc., Callable
                         11/01/02, (144A),
                         8.875% due 11/01/07............................      B2/B             294,750
            100,000    NEXTLINK Communications, Inc., Callable 04/15/01,
                         12.50% due 04/15/06............................      NR/B             113,250
            250,000    NEXTLINK Communications, Inc., Callable 10/01/02,
                         9.625% due 10/01/07............................      B3/B             251,875
            325,000    Qwest Communications International, Inc.,
                         Callable 10/15/02, (144A), 0.00% due
                         10/15/07{*}....................................     B2/B+             208,406
            150,000    Qwest Communications International, Inc., Series
                         B, Callable 04/01/02, 10.875% due 04/01/07.....     B2/B+             168,000
                                                                                         -------------
                                                                                             1,526,281
                                                                                         -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                          MOODY'S/S&P
     PRINCIPAL                                                               RATING
      AMOUNT+                        SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
-------------------    -------------------------------------------------  ------------   -------------
TEXTILES (1.4%)
$           500,000    Collins & Aikman Products Co., Callable 04/15/01,
                         11.50% due 04/15/06............................      B3/B       $     570,000
            400,000    Polymer Group, Inc., Series B, Callable 07/01/02,
                         9.00% due 07/01/07.............................      B2/B             404,000
            400,000    WestPoint Stevens Inc., 8.75% due 12/15/01(s)....    Ba3/BB-            415,000
                                                                                         -------------
                                                                                             1,389,000
                                                                                         -------------
TRANSPORTATION (0.8%)
            400,000    Atlantic Express Transportation Corp., Callable
                         02/01/01, (144A), 10.75% due 02/01/04..........      B2/B             420,000
            325,000    Enterprise Rent-a-Car USA Finance Co., MTN,
                         (144A), 9.125% due 12/15/04....................    Baa2/NR            371,117
                                                                                         -------------
                                                                                               791,117
                                                                                         -------------
                           TOTAL CORPORATE OBLIGATIONS (COST
                             $27,774,004)...............................                    28,500,853
                                                                                         -------------

FOREIGN CORPORATE OBLIGATIONS (14.1%)
BRAZIL (0.5%)
TELECOMMUNICATION SERVICES
            500,000    Globo Commuicacoes Participacoes Ltda.,
                         Structured Note, Series E, MTN, Callable
                         10/31/98, 10.75% due 10/31/03{*}(s) (u)........     B1/NR             505,000
                                                                                         -------------

CANADA (4.7%)
FINANCIAL SERVICES
            750,000    McKesson Finance of Canada, (144A), 6.55% due
                         11/01/02.......................................      A3/A             754,762
                                                                                         -------------
FOOD, BEVERAGES & TOBACCO
            400,000    Cott Corp., Callable 07/01/00, 8.50% due
                         05/01/07.......................................     Ba3/B+            405,000
                                                                                         -------------
FOREST PRODUCTS & PAPER
            500,000    Canadian Pacific Forest Products Ltd., 9.25% due
                         06/15/02.......................................     Ba1/NR            525,910
                                                                                         -------------
OIL PRODUCTION
            300,000    Gulf Canada Resources Ltd., 8.25% due 03/15/17...    Ba1/BB+            319,758
                                                                                         -------------
TELECOMMUNICATIONS
            200,000    Clearnet Communications, Inc., Callable 12/15/00,
                         0.00% due 12/15/05{*}..........................     B3/NR             150,750
            500,000    Rogers Cablesystems Ltd., Callable 12/01/02,
                         10.00% due 12/01/07............................    Ba3/BB+            543,750
            250,000    Rogers Cantel, Inc., Callable 10/01/02, (144A),
                         8.30% due 10/01/07.............................    Ba3/BB+            249,062
                                                                                         -------------
                                                                                               943,562
                                                                                         -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                          MOODY'S/S&P
     PRINCIPAL                                                               RATING
      AMOUNT+                        SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
-------------------    -------------------------------------------------  ------------   -------------
TELECOMMUNICATION SERVICES
$           200,000    Microcell Telecommunications, Inc., Series B,
                         Callable 12/01/01,
                         0.00% due 06/01/06{*}..........................     NR/NR       $     132,250
                                                                                         -------------
TELEPHONE
            300,000    Call-Net Enterprises, Inc., Callable 08/15/02,
                         0.00% due 08/15/07{*}..........................     B1/BB-            198,375
                                                                                         -------------
TRANSPORT & SERVICES
            500,000    Laidlaw, Inc., 6.72% due 10/01/27(s).............   Baa2/BBB+           520,370
            300,000    Teekay Shipping Corp., Sinking Fund, 8.32% due
                         02/01/08.......................................     Ba2/BB            308,250
                                                                                         -------------
                                                                                               828,620
                                                                                         -------------
WATER
            500,000    Hydro Quebec, Series B, MTN, 9.40% due
                         12/11/20(s)....................................     A2/A+             624,975
                                                                                         -------------
                                                                                             4,733,212
                                                                                         -------------

CHILE (0.8%)
ELECTRIC
            500,000    Chilgener SA, 6.50% due 01/15/06(s)..............    Baa1/A-            493,600
FOREST PRODUCTS & PAPER
            270,000    Celulosa Arauco y Constitution SA, 7.00% due
                         12/15/07.......................................   Baa2/BBB+           264,705
                                                                                         -------------
                                                                                               758,305
                                                                                         -------------

INDONESIA (0.4%)
FINANCIAL SERVICES
            500,000    Indah Kiat Finance Co. Mauritius, Callable
                         07/01/02, (144A),
                         10.00% due 07/01/07............................    Ba3/BB-            445,625
                                                                                         -------------

IRELAND (0.4%)
FINANCIAL SERVICES
            400,000    Tatneft Finance PLC, (144A), 9.00% due
                         10/29/02.......................................     Ba2/NR            360,000
                                                                                         -------------

MEXICO (2.7%)
FINANCIAL SERVICES
            250,000    Vicap SA de CV, Callable 5/15/02, (144A), 11.375%
                         due 05/15/07...................................     Ba3/B+            260,625
                                                                                         -------------
FOREST PRODUCTS & PAPER
            800,000    Copamex Industrias SA de CV, Callable 04/30/02,
                         (144A),
                         11.375% due 04/30/04 (u).......................     B1/NR             844,000
                                                                                         -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                          MOODY'S/S&P
     PRINCIPAL                                                               RATING
      AMOUNT+                        SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
-------------------    -------------------------------------------------  ------------   -------------
INDUSTRIAL
$           400,000    Grupo Imsa, SA de CV, Callable 09/30/02, 8.93%
                         due 09/30/04 (u)...............................     NR/BB       $     380,000
METALS & MINING
            500,000    Altos Hornos de Mexico SA de CV, Series B,
                         11.875% due 04/30/04 (u).......................     NR/NR             515,000
            750,000    Industrias Penoles, SA de CV, 8.39% due
                         06/25/12(r)....................................     NR/NR             747,158
                                                                                         -------------
                                                                                             1,262,158
                                                                                         -------------
                                                                                             2,746,783
                                                                                         -------------

NETHERLANDS (0.7%)
FINANCIAL SERVICES
            200,000    ITT Publimedia BV, Callable 9/15/02, (144A),
                         9.375% due 09/15/07............................     B3/B-             204,000
            500,000    Matahari International Finance Co. BV, 11.25% due
                         03/15/01.......................................     NR/BB             500,000
                                                                                         -------------
                                                                                               704,000
                                                                                         -------------

PANAMA (0.5%)
BANKING
            500,000    Banco Latinoamericano de Export, (144A), 7.20%
                         due 05/15/02...................................    Baa2/BBB           496,455
                                                                                         -------------

RUSSIA (0.2%)
TELEPHONE
            200,000    AO Rostelecom Loan Participation SPIRES,
                         9.035% due 02/15/00(s)(t){*}...................     NR/NR             198,500
                                                                                         -------------

SOUTH KOREA (0.9%)
BANKING
            500,000    Korea Development Bank, 6.75% due 12/01/05(s)....     A1/A+             450,225
TELECOMMUNICATIONS
            500,000    SK Telecom Co. Ltd., 7.75% due 04/29/04(s).......     A1/A+             497,985
                                                                                         -------------
                                                                                               948,210
                                                                                         -------------

SWEDEN (0.3%)
MISCELLANEOUS
            250,000    Stena AB, Callable 06/15/07, 8.75% due
                         06/15/07.......................................    Ba2/BB-            250,000
                                                                                         -------------

THAILAND (0.7%)
BANKING
            750,000    Bangkok Bank Public Co. Ltd., (144A), 7.25% due
                         09/15/05(s)....................................    A3/BBB+            663,585
                                                                                         -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                          MOODY'S/S&P
     PRINCIPAL                                                               RATING
      AMOUNT+                        SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
-------------------    -------------------------------------------------  ------------   -------------
TURKEY (0.9%)
FINANCIAL SERVICES
$           500,000    Pera Financial Services Co., (144A), 9.375% due
                         10/15/02.......................................     NR/NR       $     450,000
            500,000    Sultan Ltd., FRN, 8.688% due 06/11/99............     NR/NR             480,000
                                                                                         -------------
                                                                                               930,000
                                                                                         -------------

UNITED KINGDOM (0.4%)
FINANCIAL SERVICES
 GBP         80,000    Halifax Building Society PLC, 10.50% due
                         02/16/18.......................................     Aa2/AA            175,991
TELECOMMUNICATIONS
            200,000    Ionica PLC, Callable 5/01/02, 0.00% due
                         05/01/07{*}....................................     NR/NR             108,750
            100,000    Ionica PLC, Callable 8/15/01, 13.50% due
                         08/15/06.......................................     NR/NR             106,250
                                                                                         -------------
                                                                                               390,991
                                                                                         -------------
                           TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                             $14,309,938)...............................                    14,130,666
                                                                                         -------------

GOVERNMENT OBLIGATIONS (4.2%)
AUSTRALIA (0.1%)
  AUD       162,000    Queensland Treasury Corp., Series 01, 8.00% due
                         08/14/01.......................................     Aaa/NR            123,967
                                                                                         -------------

CANADA (0.8%)
                       Government of Canada
  CAD       800,000      5.50% due 02/01/00.............................    Aa1/AAA            577,989
  CAD       308,000      7.00% due 12/01/06.............................    Aa1/AAA            242,398
                                                                                         -------------
                                                                                               820,387
                                                                                         -------------

DENMARK (0.1%)
  DKK       760,000    Kingdom of Denmark, 8.00% due 03/15/06...........    Aaa/AAA            130,563
                                                                                         -------------

FRANCE (0.4%)
                       Government of France
 FRF      1,900,000      7.50% due 04/25/05.............................     Aaa/NR            372,241
                                                                                         -------------

GERMANY (0.9%)
  DEM       529,000    German Unity Fund, 8.00% due 01/21/02............     NR/NR             341,991
                       Federal Republic of Germany
  DEM       440,000      Series 93, 7.125% due 12/20/02.................     Aaa/NR            278,523
  DEM       390,000      Series 96, 6.25% due 04/26/06..................     Aaa/NR            237,220
                                                                                         -------------
                                                                                               857,734
                                                                                         -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                          MOODY'S/S&P
     PRINCIPAL                                                               RATING
      AMOUNT+                        SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
-------------------    -------------------------------------------------  ------------   -------------
ITALY (0.2%)
ITL     240,000,000    Republic of Italy, 7.25% due 11/01/26............    Aa3/AAA      $     152,308
                                                                                         -------------

JAPAN (0.8%)
                       Government of Japan
JPY      67,000,000      Series 182, Callable, 3.00% due 09/20/05.......     Aaa/NR            610,949
JPY      16,450,000      Series 187, Callable, 3.30% due 06/20/06.......     Aaa/NR            153,449
JPY       8,500,000      Series 195, Callable, 2.40% due 06/20/07.......     Aaa/NR             74,060
                                                                                         -------------
                                                                                               838,458
                                                                                         -------------

SPAIN (0.3%)
                       Government of Spain
ESP      25,500,000      7.90% due 02/28/02.............................     Aa2/NR            191,882
ESP      10,660,000      10.50% due 10/30/03............................     Aa2/NR             91,218
                                                                                         -------------
                                                                                               283,100
                                                                                         -------------

SWEDEN (0.2%)
SEK       1,500,000    Kingdom of Sweden, Series 1037, 8.00% due
                         08/15/07.......................................     Aa1/NR            223,737
                                                                                         -------------

UNITED KINGDOM (0.4%)
 GBP        200,300    Treasury Gilt, 8.00% due 06/07/21................     Aaa/NR            396,867
                                                                                         -------------
                           TOTAL GOVERNMENT OBLIGATIONS (COST
                             $4,065,153)................................                     4,199,362
                                                                                         -------------

PRIVATE PLACEMENTS (4.9%)
REAL ESTATE (4.9%)
$           927,263    1601 SE 8th Ave., Crystal River, Florida, Crystal
                         River Mobile Home Park, Pre-refunded, 8.75% due
                         11/01/02(r)....................................     NR/NR             974,044
            645,783    3512 Oxford Avenue (1st Mortgage Agreement on
                         Cooperative Building in Riverdale, New York),
                         8.45% due 06/01/17(r)..........................     NR/NR             707,165
            645,809    3810 Greystone Avenue (1st Mortgage Agreement on
                         Cooperative Building in Riverdale, New York),
                         8.50% due 06/01/17(r)..........................     NR/NR             701,717
            822,774    421 West 57th Street (1st Mortgage Agreement on
                         Cooperative Building in New York City), 8.98%
                         due 07/01/22(r)................................     NR/NR             932,359
          1,519,658    Walgreen-Dal, 7.625% due 11/15/13(r).............     NR/NR           1,570,552
                                                                                         -------------
                           TOTAL PRIVATE PLACEMENT (COST $4,529,760)....                     4,885,837
                                                                                         -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                          MOODY'S/S&P
     PRINCIPAL                                                               RATING
      AMOUNT+                        SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
-------------------    -------------------------------------------------  ------------   -------------
SOVEREIGN BONDS (15.6%)
ARGENTINA (2.1%)
$         1,488,000    Republic of Argentina Bearer FRB, Callable
                         03/31/98, Sinking Fund, 6.688% due 03/31/05(s)
                         (u)............................................     Ba3/BB      $   1,277,448
            500,000    Republic of Argentina Bonos del Tesoro, Series
                         BT02,
                         8.75% due 05/09/02.............................     B1/NR             455,000
            500,000    Republic of Argentina Global Bonds, 9.75% due
                         09/19/27.......................................     Ba3/BB            420,750
                                                                                         -------------
                                                                                             2,153,198
                                                                                         -------------

BRAZIL (2.9%)
          2,280,524    Republic of Brazil C Bonds, Callable 04/15/98,
                         Sinking Fund,
                         8.00% due 04/15/14.............................     B1/BB-          1,607,769
            735,000    Republic of Brazil EI Bonds Series L, FRB,
                         Callable 04/15/98, Sinking Fund, 6.688% due
                         04/15/06(s) (u)................................     B1/BB-            582,488
            470,430    Republic of Brazil MYDFA Trust Certificates
                         Series REGS, FRB, Sinking Fund, 6.688% due
                         09/15/07(s)....................................     NR/NR             371,452
            500,000    Republic of Brazil NMB-1994L Bearer, FRB,
                         Callable 04/15/98, Sinking Fund, 6.75% due
                         04/15/09.......................................     B1/BB-            360,000
                                                                                         -------------
                                                                                             2,921,709
                                                                                         -------------

BULGARIA (1.6%)
          1,050,000    Republic of Bulgaria FLIRB Series A Global
                         Bearer, Callable 01/28/98, Sinking Fund, 2.25%
                         due 07/28/12{*}................................     B3/NR             565,740
          1,500,000    Republic of Bulgaria PDI, FRB, Callable 01/28/98,
                         Sinking Fund, 6.688% due 07/28/11..............     B3/NR           1,001,250
                                                                                         -------------
                                                                                             1,566,990
                                                                                         -------------

MEXICO (2.8%)
            500,000    United Mexican States Discount Bonds Series A,
                         FRB, Callable 04/20/98 (including 500,000 value
                         recovery rights expiring 6/30/03), 6.693% due
                         12/31/19 (u)...................................     Ba2/BB            450,000
            250,000    United Mexican States Global Bonds, 9.875% due
                         01/15/07.......................................     Ba2/BB            252,800
          1,000,000    United Mexican States Global Bonds, 11.375% due
                         09/15/16.......................................     NR/NR           1,067,500
          1,000,000    United Mexican States Global Bonds, 11.50% due
                         05/15/26.......................................     Ba2/BB          1,063,800
                                                                                         -------------
                                                                                             2,834,100
                                                                                         -------------

PERU (0.4%)
            800,000    Republic of Peru PDI, Sinking Fund, 4.00% due
                         03/07/17{*}....................................     NR/NR             444,960
                                                                                         -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                          MOODY'S/S&P
     PRINCIPAL                                                               RATING
      AMOUNT+                        SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
-------------------    -------------------------------------------------  ------------   -------------
POLAND (0.5%)
$           600,000    Government of Poland PDI, Callable 04/27/98,
                         Sinking Fund,
                         4.00% due 10/27/14{*}..........................   Baa3/BBB-     $     490,500
                                                                                         -------------

RUSSIA (2.3%)
            500,000    City of Moscow, (144A), 9.50% due 05/31/00.......    Ba2/BB-            480,625
          1,000,000    Ministry of Finance Russia, (144A), 10.00% due
                         06/26/07.......................................     Ba2/NR            907,500
          1,000,000    Russia WI IAN....................................     NR/NR             670,000
            500,000    Russia WI Principal Loan.........................     NR/NR             295,000
                                                                                         -------------
                                                                                             2,353,125
                                                                                         -------------

TURKEY (0.4%)
            400,000    Republic of Turkey, (144A), 10.00% due
                         09/19/07.......................................     NR/NR             398,732
                                                                                         -------------

VENEZUELA (2.6%)
          1,500,000    Republic of Venezuela DCB Series DL, FRB,
                         Callable 12/08/97, Sinking Fund, 6.75% due
                         12/18/07 (u)...................................     Ba2/NR          1,306,800
            453,514    Republic of Venezuela FLIRB Series B, Callable
                         03/31/98, Sinking Fund, 6.75% due
                         03/31/07(s){*}.................................     Ba2/B+            397,369
          1,000,000    Republic of Venezuela Global Bonds, 9.25% due
                         09/15/27.......................................     Ba2/B+            859,500
                                                                                         -------------
                                                                                             2,563,669
                                                                                         -------------
                           TOTAL SOVEREIGN BONDS (COST $16,959,207).....                    15,726,983
                                                                                         -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.3%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION
             59,951    7.50% due 10/01/27...............................                        61,206
          2,970,001    8.50% due 12/01/26...............................                     3,103,503
JPY      20,000,000    2.125% due 10/09/07..............................                       169,220
                                                                                         -------------
                                                                                             3,333,929
                                                                                         -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
$             8,295    7.50% due 05/15/27...............................                         8,482
                                                                                         -------------
                           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                             (COST $3,330,474)..........................                     3,342,411
                                                                                         -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT+                        SECURITY DESCRIPTION                     VALUE
-------------------    -------------------------------------------------  -------------
U.S. TREASURY OBLIGATIONS (0.7%)
U.S. TREASURY BONDS
$           500,000    6.625% due 02/15/27..............................  $     529,570
                                                                          -------------
U.S. TREASURY NOTES
            140,000    5.875% due 04/30/98(s)...........................        140,309
             15,000    6.00% due 09/30/98...............................         15,061
                                                                          -------------
                                                                                155,370
                                                                          -------------
                           TOTAL U.S. TREASURY OBLIGATIONS (COST
                             $672,837)..................................        684,940
                                                                          -------------
SHORT-TERM INVESTMENTS (8.1%)
TURKEY (0.4%)
 TRL 82,730,000,000    Turkey Treasury Bills due 08/05/98...............        239,849
 TRL 50,000,000,000    Turkey Treasury Bills due 08/12/98...............        143,488
                                                                          -------------
                                                                                383,337
                                                                          -------------
U.S. TREASURY OBLIGATIONS (0.1%)
$            90,000    U.S. Treasury Bills, 5.235%* due 07/23/98(s).....         86,627
                                                                          -------------
REPURCHASE AGREEMENT (7.6%)
          7,630,000    State Street Bank and Trust Co., 5.00% dated
                         10/31/97 due 11/1/97, proceeds $7,631,060
                         (collateralized by $270,000 U.S. Treasury
                         Notes, 5.875% due 8/15/98, valued at $273,952;
                         $1,345,000 U.S. Treasury Bonds, 7.875% due
                         2/15/21, valued at $1,623,554; $3,990,000 U.S.
                         Treasury Bonds, 12.75% due 11/15/10, valued at
                         $5,906,908)....................................      7,630,000
                                                                          -------------
                           Total Short-Term Investments (cost
                             $8,132,459)................................      8,099,964
                                                                          -------------
                       TOTAL INVESTMENTS (COST $99,702,851) (99.6%).....     99,939,177
                       OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%).....        441,725
                                                                          -------------
                       NET ASSETS (100.0%)..............................  $ 100,380,902
                                                                          -------------
                                                                          -------------

------------------------------
Note: Based on the cost of investments of $99,761,366 for Federal Income Tax Purposes at October 31, 1997, the aggregate gross unrealized appreciation and depreciation was $2,246,396 and $2,068,585, respectively, resulting in net unrealized appreciation of $177,811.

(r) Approximately 8% of the net assets of the Portfolio are represented by securities which have been valued at fair value. (See Note 1a)

(s) $12,611,944 par segregated either fully or partially with custodian as collateral for futures contracts or with broker as initial margin for futures contracts.

(t) Restricted security.

(u) A portion or all of the security is segregated for when issued or delayed settlement securities.

Abbreviations:

+ Denominated in USD unless otherwise directed.

{*} Rate shown reflects current rate on variable rate instrument or instrument with step coupon rates.

* Yield to maturity.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

AUD -- Australian Dollar.

C -- Debt instrument with a fixed interest rate that pays a portion in interest and a portion capitalizes increasing the principal.

CAD -- Canadian Dollar.

CSTR -- Collateral Strip Rate.

DCB -- Debt Conversion Bond - noncollateralized floating rate instrument that previously allowed the holder to convert the debt at a specific time.

DEM -- German Mark.

DKK -- Danish Krone.

EI -- Eligible Interest Bonds.

ESP -- Spanish Peseta.

FLIRB -- Front Loaded Interest Reduction Bonds.

FRB -- Floating Rate Bond.

FRN -- Floating Rate Note.

FRF -- French Franc.

GBP -- British Pound.

I/O -- Interest Only.

IAN -- Interest in Arrears Notes.

ITL -- Italian Lira.

JPY -- Japanese Yen.

MTN -- Medium Term Note.

MYDFA -- Multi-Year Refinancing Agreement.

NMB -- New Money Bonds.

NR -- Not Rated.

PDI -- Past Due Interest Bonds - debt instrument created from past due interest on previous Brady Bond plans.

Pre-refunded -- Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

REMIC -- Real estate mortgage investment conduit.

SEK -- Swedish Krona.

SPIRES -- Special purpose investment vehicle registered in Ireland.

TRL -- Turkish Lira.

WI -- When and if issued securities.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $99,702,851 )           $ 99,939,177
Cash                                                    901,734
Foreign Currency at Value (Cost $10,735 )                10,916
Receivable for Investments Sold                      12,806,367
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                 10,291,280
Interest Receivable                                   1,571,189
Deferred Organization Expenses                           15,480
Receivable for Expense Reimbursement                      9,717
Variation Margin Receivable                                 250
Prepaid Trustees' Fees                                       58
Prepaid Expenses and Other Assets                           469
                                                   ------------
    Total Assets                                    125,546,637
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    14,663,498
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                 10,379,256
Advisory Fee Payable                                     39,245
Custody Fee Payable                                      35,351
Organization Expenses Payable                             6,700
Administrative Services Fee Payable                       2,625
Administration Fee Payable                                  166
Fund Services Fee Payable                                   136
Accrued Expenses                                         38,758
                                                   ------------
    Total Liabilities                                25,165,735
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $100,380,902
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD FROM MARCH 17, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest and Dividend Income (Net of Foreign
  Withholding Tax of $10,095 )                                $3,663,032
EXPENSES
Advisory Fee                                       $212,934
Custodian Fees and Expenses                          85,589
Professional Fees and Expenses                       50,016
Administrative Services Fee                          14,495
Printing Expenses                                     7,334
Amortization of Organization Expense                  2,220
Fund Services Fee                                     1,574
Administration Fee                                      889
Trustees' Fees and Expenses                             561
Miscellaneous                                         1,095
                                                   --------
    Total Expenses                                  376,707
Less: Reimbursement of Expenses                     (69,136)
                                                   --------
NET EXPENSES                                                     307,571
                                                              ----------
NET INVESTMENT INCOME                                          3,355,461
NET REALIZED GAIN ON
  Investment Transactions (including $143,034 net
    realized loss from futures contracts)           381,442
  Foreign Currency Transactions                     185,250
                                                   --------
    Net Realized Gain                                            566,692
NET CHANGE IN UNREALIZED
  APPRECIATION/DEPRECIATION OF
  Investments (including $150,087 net unrealized
    depreciation from futures contracts)             86,239
  Foreign Currency Contracts and Translations       (84,096)
                                                   --------
    Net Change in Unrealized Appreciation                          2,143
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $3,924,296
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                    MARCH 17, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                   OCTOBER 31, 1997
                                                   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     3,355,461
Net Realized Gain on Investment and Foreign
  Currency Transactions                                    566,692
Net Change in Unrealized Appreciation of
  Investment and Foreign Currency Translations               2,143
                                                   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                         3,924,296
                                                   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          102,199,631
Withdrawals                                             (5,843,035)
                                                   ----------------
    Net Increase from Investors' Transactions           96,356,596
                                                   ----------------
    Total Increase in Net Assets                       100,280,892
NET ASSETS
Beginning of Period                                        100,010
                                                   ----------------
End of Period                                      $   100,380,902
                                                   ----------------
                                                   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                    MARCH 17, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                   OCTOBER 31, 1997
                                                   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.65%(a)
  Net Investment Income                                       7.09%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                     0.15%(a)
Portfolio Turnover                                          211.75%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31,1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Global Strategic Income Portfolio (the "Portfolio") is one of two subtrusts (portfolios) comprising Series Portfolio II. Series Portfolio II is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on January 9, 1997. The Portfolio commenced operations on March 17, 1997 and received a contribution of certain assets and liabilities including securities, with a value of $41,072,730 on that date from The JPM Institutional Global Strategic Income Fund in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is to provide a high total return from a portfolio of fixed income securities of foreign and domestic issuers. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in emerging and international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market and foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of debt, asset and mortgage backed securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of mortgage and asset-backed securities can be significantly affected by changes in interest rates, rapid principal payments including pre-payments.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) The Portfolio values mortgage and asset-backed securities and other debt securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indications as to value from dealers and general market conditions. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. If such prices are not supplied by the Portfolio's independent pricing services, such securities are valued in accordance with procedures adopted by the Trustees. Such procedures may include the use of independent pricing services or affiliated advisor pricing, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; operating data and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31,1997
--------------------------------------------------------------------------------
      exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

      The Portfolio's custodian or designated subcustodians, as the case may be, under triparty repurchase agreements takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts stated in foreign currencies are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The Portfolio may enter into forward and spot foreign currency contracts in order to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees. The change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At October 31, 1997, the Portfolio had open forward foreign currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                       U.S. DOLLAR   NET UNREALIZED
                                                         COST/          VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                     PROCEEDS         10/31/97     (DEPRECIATION)
-------------------------------------------------  -----------------   -----------   --------------
Australian Dollar 284,108 expiring 12/18/97......  $         204,188   $   200,475   $      (3,713)
Australian Dollar 121,771 expiring 03/18/98......             88,212        86,139          (2,073)

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31,1997
--------------------------------------------------------------------------------

Belgian Franc 11,006,450 expiring 12/18/97.......            290,108       310,742          20,634
British Pound 1,301,911 expiring 12/18/97........          2,093,179     2,178,741          85,562
British Pound 405,408 expiring 03/18/98..........            653,615       675,898          22,283
Canadian Dollar 793,226 expiring 12/18/97........            575,770       564,382         (11,388)
Canadian Dollar 409,630 expiring 03/18/98........            297,824       292,618          (5,206)
Danish Krone 1,209,515 expiring 12/18/97.........            180,471       185,086           4,615
Danish Krone 331,480 expiring 03/18/98...........             49,108        50,922           1,814
Finnish Markka 1,251,073 expiring 12/18/97.......            237,350       242,839           5,489
Finnish Markka 1,251,073 expiring 03/18/98.......            237,170       243,890           6,720
French Franc 6,469,959 expiring 12/18/97++.......          1,088,136     1,127,295          39,159
French Franc 2,900,222 expiring 03/18/98++.......            486,625       507,730          21,105
German Mark 3,768,974 expiring 12/18/97++........          2,135,089     2,195,897          60,808
German Mark 2,772,456 expiring 03/18/98++........          1,576,508     1,622,947          46,439
Italian Lira 2,392,562,229 expiring 12/18/97.....          1,375,433     1,413,580          38,147
Italian Lira 1,584,259,841 expiring 03/18/98.....            917,447       934,948          17,501
Japanese Yen 339,963,320 expiring 12/18/97.......          2,857,621     2,846,557         (11,064)
Japanese Yen 171,817,683 expiring 03/18/98.......          1,448,227     1,457,730           9,503
Mexican Peso 3,220,000 expiring 12/22/97.........            406,566       465,318          58,752
Mexican Peso 4,574,250 expiring 06/26/98.........            500,000       561,361          61,361
Mexican Peso 3,220,000 expiring 09/22/98.........            362,083       407,957          45,874
Netherlands Guilder 506,562 expiring 12/18/97....            250,773       261,771          10,998
Spanish Peseta 92,484,886 expiring 12/18/97......            619,872       636,714          16,842
Spanish Peseta 66,683,113 expiring 03/18/98......            448,369       459,916          11,547
Swedish Krona 1,150,906 expiring 12/18/97++......            147,479       154,034           6,555
Swedish Krona 2,223,555 expiring 03/18/98++......            292,844       298,250           5,406

SALES CONTRACTS
-------------------------------------------------
Australian Dollar 284,108 expiring 12/18/97......     211,446      200,475          10,971
Australian Dollar 297,987 expiring 03/18/98......     214,771      210,791           3,980
Belgian Franc 10,944,384 expiring 12/18/97.......     290,402      308,990         (18,588)
British Pound 1,325,743 expiring 12/18/97........   2,140,504    2,218,623         (78,119)
British Pound 736,223 expiring 03/18/98..........   1,172,442    1,227,433         (54,991)
Canadian Dollar 793,226 expiring 12/18/97........     575,030      564,382          10,648
Canadian Dollar 1,520,804 expiring 03/18/98++....   1,096,509    1,086,382          10,127
Danish Krone 1,209,515 expiring 12/18/97.........     171,246      185,086         (13,840)

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31,1997
--------------------------------------------------------------------------------

                                                                       U.S. DOLLAR   NET UNREALIZED
                                                         COST/          VALUE AT     APPRECIATION/
SALES CONTRACTS                                        PROCEEDS         10/31/97     (DEPRECIATION)
-------------------------------------------------  -----------------   -----------   --------------
Danish Krone 1,209,515 expiring 03/18/98.........  $         181,280   $   185,806   $      (4,526)
Finnish Markka 1,251,073 expiring 12/18/97.......            234,723       242,840          (8,117)
Finnish Markka 1,251,073 expiring 03/18/98.......            238,477       243,890          (5,413)
French Franc 6,469,959 expiring 12/18/97.........          1,056,765     1,127,295         (70,530)
French Franc 5,116,068 expiring 03/18/98.........            871,190       895,649         (24,459)
German Mark 3,680,920 expiring 12/18/97++........          2,045,793     2,144,595         (98,802)
German Mark 4,023,596 expiring 03/18/98++........          2,303,152     2,355,342         (52,190)
German Mark 199,000 expiring 08/05/98............            114,086       117,239          (3,153)
German Mark 106,296 expiring 08/12/98............             60,000        62,643          (2,643)
Italian Lira 2,392,562,229 expiring 12/18/97++...          1,336,648     1,413,580         (76,932)
Italian Lira 1,849,070,031 expiring 03/18/98.....          1,067,261     1,091,225         (23,964)
Japanese Yen 339,963,320 expiring 12/18/97.......          2,916,647     2,846,557          70,090
Japanese Yen 358,044,908 expiring 03/18/98.......          3,043,960     3,037,712           6,248
Mexican Peso 3,220,000 expiring 12/22/97.........            399,504       465,318         (65,814)
Mexican Peso 4,574,250 expiring 06/26/98.........            523,208       561,361         (38,153)
Mexican Peso 3,220,000 expiring 09/22/98.........            372,383       407,957         (35,574)
Netherlands Guilder 500,175 expiring 12/18/97....            243,869       258,471         (14,602)
Spanish Peseta 92,484,886 expiring 12/18/97......            603,266       636,714         (33,448)
Spanish Peseta 110,138,674 expiring 03/18/98++...            738,091       759,631         (21,540)
Swedish Krona 1,150,906 expiring 12/18/97++......            145,287       154,033          (8,746)
Swedish Krona 3,286,273 expiring 03/18/98++......            431,228       440,794          (9,566)
                                                                                     --------------
NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                                    $     (87,976)
                                                                                     --------------
                                                                                     --------------
++ -- Includes cross currency contracts.

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase or sale will take place will be fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31,1997
--------------------------------------------------------------------------------
      correlation of movements in the price of futures contracts, interest rates and the underlying hedged assets. Futures transactions during the period from March 17, 1997 (commencement of operations) to October 31, 1997 are summarized as follows:

                                                   NUMBER OF   PRINCIPAL AMOUNT
                                                   CONTRACTS     OF CONTRACTS
                                                   ---------   ----------------
Contracts opened - short positions...............       211    $    23,113,843
Contracts opened - long positions................        28          3,287,118
Contracts closed - short positions...............      (135)       (14,731,750)
Contracts closed - long positions................        (4)          (471,875)
                                                   ---------   ----------------
Contracts open at end of year....................       100    $    11,197,336
                                                   ---------   ----------------
                                                   ---------   ----------------

      SUMMARY OF OPEN CONTRACTS AT OCTOBER 31, 1997

                                                                    NET UNREALIZED
                                                     CONTRACTS      APPRECIATION/
                                                       SHORT        (DEPRECIATION)
                                                   --------------   --------------
U.S. Long Bond, expiring December 1997...........            (10)   $     (45,382)
U.S. Ten Year Note, expiring December 1997.......            (66)        (132,713)
                                                   --------------   --------------
Totals...........................................            (76)   $    (178,095)
                                                   --------------   --------------
                                                   --------------   --------------

                                                                     NET UNREALIZED
                                                                     APPRECIATION/
                                                   CONTRACTS LONG    (DEPRECIATION)
                                                   ---------------   --------------
U.S. Long Bond, expiring December 1997...........              24    $      28,008
                                                   ---------------   --------------
                                                   ---------------   --------------

   f) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

   g) The Portfolio incurred organization expenses in the amount of $17,700. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

   h) The Portfolio may engage in swap transactions, specifically interest rate, currency, index and total return swaps. The Portfolio will use these transactions to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. An interest rate swap is an agreement between two parties to exchange interest payments on a specified amount ("the notional amount") for a specified period. If a swap agreement provides for payments in

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31,1997
--------------------------------------------------------------------------------
      different currencies, the parties might agree to exchange the notional amount as well. Risks associated with swap transactions include the ability of counterparties to meet the terms of their contracts, and the amount of the Portfolio's potential gain or loss on swap transaction is not subject to any fixed limit.

   i) The Fund may enter into commitments to buy and sell investments to settle on future dates as part of its normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the security were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.45% of the Portfolio's average daily net assets. For the period from March 17, 1997 (commencement of operations ) to October 31, 1997, this fee amounted to $212,934.

   b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similar agreements with FDI. For the period from March 17, 1997 (commencement of operations ) to October 31, 1997, the fee for these services amounted to $889.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, certain other investors in the Master Portfolios for which Morgan provides similar services and JPM Series Trust. For the period from March 17, 1997 (commencement of operations) to October 31, 1997, the fee for these services amounted to $14,495.

      In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.65% of the average daily net assets of the Portfolio

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31,1997
--------------------------------------------------------------------------------
      through February 28, 1997. For the period from March 17, 1997 (commencement of operations) to October 31, 1997, Morgan has agreed to reimburse the Portfolio $69,136 for expenses under this agreement.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $1,574 for the period from March 17, 1997 (commencement of operations) to October 31, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $300.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period from March 17, 1997 (commencement of operations) to October 31, 1997 were as follows:

                                                     COST OF        PROCEEDS
                                                    PURCHASES      FROM SALES
                                                   ------------   ------------
U.S. Government and Agency Obligations...........  $102,701,741   $ 95,503,691
Corporate and Collateralized Mortgage
 Obligations.....................................   135,585,934     51,736,695
                                                   ------------   ------------
                                                   $238,287,675   $147,240,386
                                                   ------------   ------------
                                                   ------------   ------------

4. CREDIT AGREEMENT

The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the Fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Global Strategic Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Global Strategic Income Portfolio (the "Portfolio") at October 31, 1997, the results of its operations, the changes in its net assets and its supplementary data for the period March 17, 1997 (commencement of operations) through October 31, 1997, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 22, 1997

42